Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
– profit for the year	$ 14,693	$ 6,099	$ 8,708
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	(2,139)	1,750	1,152
– fair value gains/(losses)	(2,270)	2,947	1,793
– fair value gains transferred to the income statement on disposal	(464)	(668)	(365)
– expected credit (recoveries)/losses recognised in the income statement	(49)	48	109
– income taxes	644	(577)	(385)
Cash flow hedges	(664)	471	206
– fair value gains/(losses)	595	(157)	551
– fair value (gains)/losses reclassified to the income statement	(1,514)	769	(286)
– income taxes	255	(141)	(59)
Share of other comprehensive income/(expense) of associates and joint ventures	103	(73)	21
– share for the year	103	(73)	21
– exchange differences	(2,393)	4,855	1,044
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability	(274)	834	13
– before income taxes	(107)	1,223	(17)
– income taxes	(167)	(389)	30
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	531	167	(2,002)
– before income taxes	512	190	(2,639)
– income taxes	19	(23)	637
Equity instruments designated at fair value through other comprehensive income	(446)	212	366
– fair value gains/(losses)	(443)	212	364
– income taxes	(3)	0	2
Effects of hyperinflation	315	193	217
Other comprehensive income/(expense) for the year, net of tax	(4,967)	8,409	1,017
Total comprehensive income for the year	9,726	14,508	9,725
Attributable to:
– ordinary shareholders of the parent company	7,765	12,146	6,838
– preference shareholders of the parent company	7	90	90
– other equity holders	1,303	1,241	1,324
– non-controlling interests	$ 651	$ 1,031	$ 1,473